Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Reconciliation of Federal Statutory Income Tax Rate to Our Effective Income Tax Rate [Abstract]
Statutory federal income tax			$ (11,433)	$ (20,206)
State income taxes, net of federal tax benefits			(2,444)	7,833
Stock compensation			1,102	637
Fair value adjustments			(980)	(5,540)
Nondeductible items			1,332	141
Debt extinguishment			(6,571)	2,171
Foreign earnings taxed at different rates				419
Forward purchase agreements				9,780
Effect of changes in tax rates			706
Prior year adjustments			2,058
Valuation allowance			16,171	3,145
Other			59	1,600
Tax Provision		$ 1		$ (20)